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BEACON TACTICAL RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 99.7%
17,662	Vanguard Communication Services ETF	$ 2,367,944
7,495	Vanguard Consumer Discretionary ETF	2,282,302
11,567	Vanguard Consumer Staples ETF	2,381,645
19,030	Vanguard Energy ETF	2,484,557
23,474	Vanguard Financials ETF	2,371,109
8,703	Vanguard Health Care ETF	2,284,102
10,151	Vanguard Industrials ETF	2,431,774
4,399	Vanguard Information Technology ETF	2,351,749
12,153	Vanguard Materials ETF	2,454,906
26,177	Vanguard Real Estate ETF	2,178,973
16,814	Vanguard Utilities ETF	2,647,029
		26,236,090

	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,607,002)	26,236,090

	TOTAL INVESTMENTS - 99.7% (Cost $24,607,002)	$ 26,236,090
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	82,136
	NET ASSETS - 100.0%	$ 26,318,226

BEACON SELECT RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	EQUITY - 99.9%
22,495	Vanguard Communication Services ETF	$ 3,015,904
8,400	Vanguard Consumer Discretionary ETF	2,557,884
12,750	Vanguard Consumer Staples ETF	2,625,225
20,923	Vanguard Energy ETF	2,731,707
27,525	Vanguard Financials ETF	2,780,300
9,570	Vanguard Health Care ETF	2,511,647
11,460	Vanguard Industrials ETF	2,745,358
5,540	Vanguard Information Technology ETF	2,961,739
13,100	Vanguard Materials ETF	2,646,200
28,575	Vanguard Real Estate ETF	2,378,583
11,800	Vanguard Utilities ETF	1,857,674
		28,812,221

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,858,279)	28,812,221

	TOTAL INVESTMENTS - 99.9% (Cost $25,858,279)	$ 28,812,221
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	19,050
	NET ASSETS - 100.0%	$ 28,831,271